16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Financial Liabilities [line items]
Current assets		R$ 1,080	R$ 1,071
Non-current assets		4,851	4,927
Liabilities		18,764	(18,120)
Current liabilities		415
Financial assets (liabilities), net		882	1,080	R$ (46)	R$ (407)
CVA Account for Compensation Of Changes In Portion A Costs [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		3,430	3,729
Current assets		2,555	2,689
Non-current assets		875	1,040
Liabilities		(2,548)	(2,649)
Current liabilities		(1,915)	(2,042)
Non-current liabilities		(633)	(607)
Total current, net		640	647
Total non-current,net		242	433
Financial assets (liabilities), net		882	1,080
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Quota For The Energy Development Account [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		148	221
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		96	18
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		25	18
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		5	8
CVA Account for Compensation Of Changes In Portion A Costs [Member] | System Service Charges And Reserve Energy Charge [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(297)	(533)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Energy Purchased For Resale [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		1,293	2,069
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Overcontracting Of Supply [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	132	(217)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Neutrality of Portion A [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(42)	38
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Other Financial Items [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(277)	(448)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Tariff Flag [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[2]	(103)	(11)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Excess Demand and Reactive Power [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(98)	(83)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		1,286	1,184
Current assets		1,286	1,184
Liabilities		(882)	(1,140)
Current liabilities		(882)	(1,140)
Total current, net		404	44
Financial assets (liabilities), net		404	44
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Quota For The Energy Development Account [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Current assets
Liabilities
Financial assets (liabilities), net		119	1
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(18)	24
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		9	2
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		11	3
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | System Service Charges And Reserve Energy Charge [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(161)	(246)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Energy Purchased For Resale [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		661	667
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Overcontracting Of Supply [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	(84)	(204)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Neutrality of Portion A [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(30)	53
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Other Financial Items [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(71)	(236)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Tariff Flag [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[2]
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Excess Demand and Reactive Power [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(32)	(21)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Assets		2,144	2,545
Current assets		1,269	1,505
Non-current assets		875	1,040
Liabilities		(1,666)	(1,509)
Current liabilities		(1,033)	(902)
Non-current liabilities		(633)	(607)
Total current, net		236	603
Total non-current,net		242	433
Financial assets (liabilities), net		478	1,036
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Quota For The Energy Development Account [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		29	220
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		114	(6)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		16	16
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(6)	5
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | System Service Charges And Reserve Energy Charge [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(136)	(287)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Energy Purchased For Resale [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		632	1,402
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Overcontracting Of Supply [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[1]	216	(13)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Neutrality of Portion A [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(12)	(15)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Other Financial Items [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		(206)	(212)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Tariff Flag [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net	[2]	(103)	(11)
CVA Account for Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Excess Demand and Reactive Power [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Financial assets (liabilities), net		R$ (66)	R$ (62)

[1]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment, when Aneel approves them. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this right, in the amount of R$ 216,852, as 'Other financial components', to be approved by Aneel in the next forthcoming tariff adjustments.
[2]	Billing arising from the 'Flag' Tariff System (see below) not yet approved by the regulator (Aneel).